Note 13 - Financial Instruments with Off-balance Sheet Risk - Financial Instruments with Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments to extend credit	$ 198,423	$ 155,852
Letters of credit	$ 258	$ 533